UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AMERICAP ADVISERS, LLC
Address:        228 East 45th Street,  Suite 1802
		New York, NY 10017


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadia Albert Gayed
Title:  Chairman & Chief Executive Officer
Phone:  (212) 375-6270

Signature, Place, and Date of Signing:

             Nadia Albert Gayed      New York, NY        2/9/2001


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           39

Form 13F Information Table Value Total: $         133,186



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     4311    89000 SH       SOLE                    89000
AMERADA HESS CORP.             COM              023551104     3266    44700 SH       SOLE                    43000              1700
AMERICAN EXPRESS CO            COM              025816109     2033    37000 SH       SOLE                    37000
AMGEN INC                      COM              031162100     2621    41000 SH       SOLE                    41000
APPLIED MATLS INC              COM              038222105     3150    82500 SH       SOLE                    82500
BECTON DICKINSON               COM              075887109     2628    75900 SH       SOLE                    75900
CHIRON CORP                    COM              170040109     2314    52000 SH       SOLE                    52000
DU PONT E I DE NEMOURS         COM              263534109     4348    90000 SH       SOLE                    90000
EXXON MOBIL CORP               COM              30231G102     3564    41000 SH       SOLE                    41000
GENERAL ELECTRIC CORP.         COM              369604103      959    20000 SH       SOLE                    20000
GENZYME                        COM              372917104     5675    63100 SH       SOLE                    62000              1100
GOLDMAN SACHS                  COM              38141G104     3668    34300 SH       SOLE                    33300              1000
HALLIBURTON CO COM             COM              406216101     1849    51000 SH       SOLE                    48000              3000
HEWLETT PACKARD                COM              428236103     1578    50000 SH       SOLE                    50000
HOME DEPOT INC COM             COM              437076102     2376    52000 SH       SOLE                    52000
HUMANA INC                     COM              444859102     6219   407800 SH       SOLE                   402800              5000
INTEL CORP.                    COM              458140100     9530   317000 SH       SOLE                   314000              3000
KNIGHT-TRIMARK GROUP INC       COM              499063105      431    30900 SH       SOLE                    30900
LEHMAN BROTHERS HOLDINGS INC   COM              524908100     2908    43000 SH       SOLE                    43000
LUCENT TECHNOLOGIES INC        COM              549463107     6618   490200 SH       SOLE                   483200              7000
MCDONALDS CORP COM             COM              580135101     3570   105000 SH       SOLE                   105000
MERRILL LYNCH & CO             COM              590188108     3103    45500 SH       SOLE                    44000              1500
MICROSOFT CORP COM             COM              594918104     4337   100000 SH       SOLE                   100000
MOTOROLA INC COM               COM              620076109     5771   285000 SH       SOLE                   282000              3000
NATIONAL SEMICONDUCTOR CORP    COM              637640103     2616   130000 SH       SOLE                   126000              4000
PARKER DRILLING CO.            COM              701081101       81    16000 SH       SOLE                                      16000
PFIZER INC                     COM              717081103     2760    60000 SH       SOLE                    60000
PROCTER & GAMBLE CO            COM              742718109     3137    40000 SH       SOLE                    40000
QUALCOMM INC                   COM              747525103     3115    37900 SH       SOLE                    37000               900
SARA LEE CORP                  COM              803111103     1918    78100 SH       SOLE                    76100              2000
SCHLUMBERGER LTD               COM              806857108     2158    27000 SH       SOLE                    26000              1000
SCHWAB CHARLES CP NEW          COM              808513105     1248    44000 SH       SOLE                    44000
SCRIPPS E W CO CL A            COM              811054204     3295    52400 SH       SOLE                    52400
SUN MICROSYSTEMS               COM              866810104     2314    83000 SH       SOLE                    83000
USX MARATHON GRP NEW           COM              902905827     6358   229100 SH       SOLE                   226100              3000
WELLPOINT HEALTH NETWORK       COM              94973H108     2881    25000 SH       SOLE                    25000
WILLIAMS COS                   COM              969457100     1997    50000 SH       SOLE                    50000
WORLDCOM INC.                  COM              98157D106     6258   445000 SH       SOLE                   439000              6000
YAHOO! INC                     COM              984332106     6223   207000 SH       SOLE                   200000              7000